Business Combinations - Revised Purchase Price (Parenthetical) (Detail)	1 Months Ended
Feb. 28, 2019 shares
Manitoba Harvest | Class 2 Common Stock
Business Acquisition [Line Items]
Common stock issued	1,209,946